UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21037______

_______BlackRock New York Municipal Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Municipal Bond Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.2%
			Multi-State—6.7%
Baa1	$2,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14	No Opt. Call	$2,856,225

			New York—115.2%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A,
NR	200		7.00%, 5/01/25	05/15 @ 102	198,950
NR	130		7.00%, 5/01/35	05/15 @ 102	127,270
			Dorm. Auth.,
AA-	285	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	3,071,943
AAA	2,500		Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,646,525
BBB+	3,000		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11 @ 101	3,119,160
AA	2,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,152,620
AAA	2,500		Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,665,050
A	3,000		Met. Transp. Auth., Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,166,050
Aa1	2,980		Mtg. Agcy., Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,046,990
A+	3,000		New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,230,550
A2	1,100		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,152,470
AA	2,500		New York City Hsg. Dev. Corp., Multi-Fam. Hsg. Rev., Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,594,350
AAA	2,500		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,649,525
BBB	1,445		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	1,494,144
AAA	2,750	[5]	New York Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,920,665
AA	5,000	[4]	New York Urban Dev. Corp., Ser. A, 5.25%, 3/15/12	N/A	5,600,900
			Port Auth. of NY & NJ,
NR	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/05 @ 100	2,611,258
AAA	2,750		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,934,443
AAA	500		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	534,285
A	500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	523,580
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,060,960

					49,501,688

			Puerto Rico—32.3%
BBB	3,650		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,671,389
A-	2,000		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,144,800
A	2,000		Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,123,580
			Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,980	[4]	5.25%, 7/01/27	N/A	2,208,651
BBB	720		5.25%, 7/01/27	07/12 @ 100	771,314
			Pub. Impvt., Ser. A,
AAA	925	[4]	5.125%, 7/01/11	N/A	1,026,935
BBB	1,825		5.125%, 7/01/31	07/11 @ 100	1,905,701

					13,852,370

			Total Investments—154.2% (cost $61,380,2896)		$66,210,283
			Other assets in excess of liabilities—2.2%		954,505
			Preferred stock at redemption value, including dividends payable—(56.4)%		(24,208,354)

			Net Assets Applicable to Common Shareholders—100%		$42,956,434

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 6.7% of it nets assets, with a current market value of $2,856,225, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Securities, or a portion thereof, pledged as collateral with a value of $318,618 on 192 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $21,747,000, with an unrealized loss of $232,677.
[6]	Cost for Federal income purposes is $61,373,765. The net unrealized appreciation on a tax basis is $4,836,518 consisting of $4,836,518 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Municipal Bond Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005